                                                   1933 Act File No. 2-91091
                                                  1940 Act File No. 811-4018

                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

    Pre-Effective Amendment No.         ............

    Post-Effective Amendment No. __34...............        X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

    Amendment No.   30 .............................        X

                         FEDERATED HIGH YIELD TRUST
             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X  immediately upon filing pursuant to paragraph (b)
_   on            pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on ____________ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _____________pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, NW
Washington, DC  20037

Federated Investors
World-Class Investment Manager

Federated High Yield Trust

PROSPECTUS

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April 30, 2004

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A mutual fund seeking high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 6

What are the Fund's Investment Strategies? 7

What are the Principal Securities in Which the Fund Invests? 10

What are the Specific Risks of Investing in the Fund? 17

What Do Shares Cost? 23

How is the Fund Sold? 25

How to Purchase Shares 25

How to Redeem Shares 27

Account and Share Information 29

Who Manages the Fund? 31

Legal Proceedings 32

Financial Information 33

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield, lower-rated domestic corporate bonds (also known as "junk bonds"). In selecting junk bonds, the Fund's investment adviser ("Adviser") selects securities seeking high yields, low relative credit risk and high portfolio diversification. In order to maximize current income, the Adviser may invest a portion of the Fund's portfolio in foreign fixed income securities. Finally, the Fund may also opportunistically invest in convertible securities and equity securities, when the Adviser considers the risk/return prospects of those sectors to be attractive. The Fund may invest in derivative contracts to implement its investment strategies as more fully described herein.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

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  Credit Risks. There is a possibility that issuers of securities in which a Fund may invest may default in the payment of interest or principal on the securities when due, which could cause a Fund to lose money.
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  Liquidity Risks. The non-investment grade securities in which the Funds may invest may not be readily marketable and may be subject to greater fluctuations in price than other securities. Additionally certain equity securities in which the Funds invest may be less readily marketable and may be subject to greater fluctuation in price than other securities. Additionally, there is a possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
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  Risks Associated with Non-investment Grade Securities. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
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  Risks Related to the Economy. The prices of high-yield securities are affected by the economy and, as a result, the value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative development in the U.S. and global economies.
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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Risks of Foreign Investing. The Fund invests in securities issued by foreign companies; therefore, the Fund's share price may be affected by foreign economic and political conditions, taxation policies and accounting and auditing standards.
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  Risks of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.
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  Currency Risks. The exchange rates for currencies fluctuate daily; therefore, prices of the foreign securities in which a Fund invests are more volatile than prices of securities traded exclusively in the United States.
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  Risks of investing in Derivative Contracts. Changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts may involve other risks described in this prospectus, such as stock market, interest rate, default by a counterparty in its obligations under the contract, credit, liquidity and leverage risks.
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  Leverage Risks. The Fund's investment in derivative contracts and certain hybrid instruments may exposes the Fund to a level of risk that exceeds the amount invested.
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  Stock Market Risks. The value of equity securities in a Fund's portfolio will fluctuate and, as a result, a Fund's share price may decline suddenly or over a sustained period of time.
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  Sector Risks. The Funds may allocate relatively more assets to certain industry sectors than to others; therefore, the Funds' performance may be more susceptible to any developments which affect those sectors emphasized by the Funds.
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  Risks Related to Company Size. The Funds may invest in smaller companies which may have unproven track records, a limited product or service base and limited access to capital and may, therefore, be more likely to fail than larger companies.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the three-month period from January 1, 2004 to March 31, 2004 was 2.02%.

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Within the period shown in the bar chart, the Fund's highest quarterly return was 8.16% (quarter ended June 30, 2003). Its lowest quarterly return was (7.24)% (quarter ended December 31, 2000).

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Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Single B Rated Index (LBSBR) and the Lehman Brothers High Yield Bond Index (LBHYB), both broad-based indexes, and the Lipper High Current Yield Funds Average (LHCYFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

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(For the periods ended December 31, 2003)

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	1 Year		5 Years	10 Years
Fund:
Return Before Taxes	22.81%		 2.18%	5.27%
Return After Taxes on Distributions[1]	19.25%	 	 (1.63)%	1.42%
Return After Taxes on Distributions and Sale of Fund Shares[1]	14.63%		 (0.55)%	2.06%
LBSBR	26.59%		 4.17%	6.38%
LBHYB	28.97%		 5.23%	6.89%
LHCYFA	24.29%		 3.56%	4.97%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED HIGH YIELD TRUST

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)[1]	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[2]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[3]	0.75%
Distribution (12b-1) Fee	None
Shareholder Services Fee[4]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	1.16%

1 The redemption fee is imposed upon the redemptions of shares within 90 days of purchase.

2 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 29, 2004.

Total Waivers of Fund Expenses	0.20%
Total Actual Annual Fund Operating Expenses (after waivers)	0.96%

3 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.60% for the fiscal year ended February 29, 2004.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.20% for the fiscal year ended February 29, 2004.

EXAMPLE

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The following Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$118

3 Years	$368

5 Years	$638

10 Years	$1,409

What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing primarily in non-investment grade fixed income securities of domestic corporations. In order to maximize current income, the Adviser may also invest a portion of the Fund's portfolio in foreign fixed income securities issued by foreign governments or corporations in either emerging or developed markets; provided, however, that the Fund will limit its investments in foreign securities which are not publicly traded in the United States to 10% of its total assets. Finally, the Fund may also opportunistically invest in convertible securities and equity securities, when the Adviser considers the risk/return prospects of those sectors to be attractive; provided, however, that the Fund will limit its investments in equity securities to 10% of the Fund's total assets. A description of the various types of securities in which the Fund principally invests, and their risks immediately follows this investment strategy discussion.

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With respect to the domestic, high yield portion of the portfolio, the Adviser's investment process is primarily concerned with security selection and diversification among lower-rated, debt securities. The junk bonds in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments. The Adviser attempts to select domestic high-yield bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The Adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Adviser's analysis focuses on the financial condition of the issuing firm together with the issuer's business and product strength, competitive position and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuer.

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As noted earlier, the Fund may also invest in foreign fixed income securities in order to maximize current income or increase diversification. The Fund may invest in either foreign government or corporate debt securities of either emerging or developed markets. However, the Adviser expects that the primary credit risks in foreign bond portion of the Fund's portfolio will be high yield bonds, including sovereign obligations of emerging market countries. Similar to domestic junk bonds, investors in lower-rated foreign debt securities receive higher yields as compensation for assuming higher credit risks. Therefore, the Adviser emphasizes security selection and analyzes the relative credit quality of foreign high-yield issuers. The Adviser analyzes credit by, first, performing a fundamental analysis of countries to find relatively favorable economic conditions; and then performing fundamental analysis of available securities in selected countries. In selecting countries, the Adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and current account balance. For investments in corporate issuers, the Adviser analyzes the business, competitive position and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return. The foreign debt securities in which the Fund invests may be denominated in either foreign currency or in U.S. dollars. The Adviser may hedge investment returns from securities denominated in foreign currencies. A currency hedge is a transaction intended to reduce the influence of currency fluctuations on investment returns.

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The Adviser attempts to minimize the Fund's portfolio credit risk through diversification. The Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Adviser does not target an average maturity for the Fund's portfolio.

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The Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures, and forward contracts, to efficiently implement the Fund's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts. First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives that are designed to have risk/return characteristics similar to the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the domestic high-yield debt market. Third, the Adviser may use derivatives to obtain exposure to an issuer that does not have publicly traded debt. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below. As an example, the Adviser may employ a hedging strategy when it has a favorable long-term outlook regarding the value of a foreign government debt security owned by the Fund, but is concerned about the short-term volatility in the price of that security due to local political or geo-political events.

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Because the Fund refers to high-yield investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in investments rated below investment grade.

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HEDGING

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Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED INCOME SECURITIES

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Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund invests.

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Corporate Debt Securities

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Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

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In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

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COMMERCIAL PAPER

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Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

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DEMAND INSTRUMENTS

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Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

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Zero Coupon Securities

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Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

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There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay- in-kind or PIK securities.

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Asset Backed Securities

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Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates.

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CONVERTIBLE SECURITIES

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Convertible securities are fixed income securities or preferred stocks that the Fund or, in some instances, its issuer, has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

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Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations.

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FOREIGN SECURITIES

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Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

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  it is organized under the laws of, or has a principal office located in, another country;
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  the principal trading market for its securities is in another country; or
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  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
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The foreign securities in which the Fund invests may be denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets may also be subject to liquidity risks.

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Foreign Exchange Contracts

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In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

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Foreign Government Securities

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Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

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Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

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The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate, stock market, currency and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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The Fund may trade in the following types of derivative contracts, including combinations thereof:

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Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures and foreign currency forward contracts.

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Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets, currencies, or instruments, including financial indices, individual securities and other derivative instruments, such as futures contracts.

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Swaps

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Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps and caps and floors.

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EQUITY SECURITIES

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Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

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Common Stocks

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Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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Preferred Stocks

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Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund will treat such redeemable preferred stock as a fixed income security.

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SPECIAL TRANSACTIONS

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HYBRID INSTRUMENTS

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Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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Credit Linked Notes

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A credit linked note is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of corporate bonds.

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ASSET COVERAGE

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In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

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INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

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The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The funds in which the Adviser invests may include funds that are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Funds and may incur additional administrative expenses. Therefore, any investment by the Funds in other funds may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

The high-yield bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline relative to higher-quality instruments.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

LIQUIDITY RISKS

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Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are also more limited for equity securities that are not widely held. These features may make it more difficult to buy or sell a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

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Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

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RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices negatively, and their trading market may be more limited.

RISKS RELATED TO THE ECONOMY

The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative development in the U.S. and global economies.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

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Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States. In addition, foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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The foreign sovereign debt securities that the Fund may purchase involve specific risks, including that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part.

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Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

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EMERGING MARKET RISKS

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Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their creditworthiness and consequently their prices can be significantly more volatile than prices in developed countries. Emerging market economies may also experience more actual or perceived severe downturns (with corresponding currency devaluations) than developed economies.

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Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

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CURRENCY RISKS

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Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

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EURO RISKS

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The Fund may make significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar may have a significant impact on the value of the Fund's investments. With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

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RISKS OF INVESTING IN DERIVATIVE CONTRACTS

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The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purpose s) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, currency, liquidity and leverage risks.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

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STOCK MARKET RISKS

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The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

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SECTOR RISKS

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Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

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RISKS RELATED TO COMPANY SIZE

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Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

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Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

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RISKS RELATED TO INVESTING FOR GROWTH

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Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

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RISKS RELATED TO INVESTING FOR VALUE

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Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). From time to time the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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FEE WHEN YOU REDEEM (FOR SHARES PURCHASED ON OR AFTER MAY 15, 2004)

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For 90 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee. This 2.00% fee, referred to in the prospectus and Statement of Additional Information (SAI) as a redemption/exchange fee, directly affects the amount a shareholder who is subject to the fee receives upon exchange or redemption. The redemption/exchange fee is intended to encourage long-term investments in the Fund, to offset transaction and other Fund expenses caused by short-term redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests). There are no assurances that the redemption/exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV. The redemption/ exchange fee will be applied to the payment of expenses incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund. The redemption/exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section. The Fund reserves the right to modify the terms of or terminate this redemption/exchange fee at any time. For purposes of computing this redemption/exchange fee, shares will be deemed to be redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

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The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 90 days of purchase. However, the Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption/exchange fee from underlying account owners. Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption/exchange fee with respect to Shares purchased through some omnibus accounts, including employer sponsored retirement plan accounts.

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Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption/exchange fee. For more discussion regarding the redemption fee, please see the Fund's SAI.

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How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to banks acting in a fiduciary, advisory, agency, custodial (including Individual Retirement Accounts), or similar capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds, note your account number on the check, and send it to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
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  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing. Shares may be redeemed at the NAV next determined after the Fund receives the redemption request.

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FOR SHARES PURCHASED ON OR AFTER MAY 15, 2004

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If the shares are redeemed within 90 days of purchase, a 2% redemption fee will be charged. The redemption fee will be paid to the Fund.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Mark E. Durbiano

Mark E. Durbiano has been the Fund's Portfolio Manager since August 1984. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Nathan H. Kehm

Nathan H. Kehm has been the Fund's Portfolio Manager since April 2001. Mr. Kehm joined Federated in December 1997 as an Investment Analyst. He was promoted to Assistant Vice President and Senior Investment Analyst of the Fund's Adviser in January 1999 and to Vice President in January 2001. Mr. Kehm served as a Relationship Manager structuring financing transactions with Mellon Bank, N.A. from August 1993 to December 1997. Mr. Kehm is a Chartered Financial Analyst. He earned his M.B.A from the University of Pittsburgh.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Feder ated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are r eviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$5.43	$5.81	$7.02	$8.03	$8.92
Income From Investment Operations:
Net investment income	0.48	0.52	0.66 [1,2]	0.79	0.84
Net realized and unrealized gain (loss) on investments	0.61	(0.38)	(1.20)[1]	(0.98)	(0.89)

TOTAL FROM INVESTMENT OPERATIONS	1.09	0.14	(0.54)	(0.19)	(0.05)

Less Distributions:
Distributions from net investment income	(0.48)	(0.52)	(0.67)	(0.82)	(0.84)

Net Asset Value, End of Period	$6.04	$5.43	$5.81	$7.02	$8.03

Total Return[3]	20.68%	2.73%	(7.84)%	(2.27)%	(0.69)%

Ratios to Average Net Assets:

Expenses	0.96%	0.95%	0.91%	0.88%	0.88%

Net investment income	7.71%	9.08%	10.59%[1]	10.65%	9.67%

Expense waiver/reimbursement[4]	0.20%	0.22%	0.26%	0.26%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$497,313	$519,838	$531,559	$680,130	$773,612

Portfolio turnover	68%	64%	59%	38%	52%

1 Effective March 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended February 28, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 10.55% to 10.59%. Per share, ratios and supplemental data for the periods prior to February 28, 2002 have not been restated to reflect this change in presentation.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 29, 2004, which can be obtained free of charge.


A Statement of Additional Information (SAI) dated April 30, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated High Yield Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4018

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 314197104


8040401A (4/04)


FEDERATED HIGH YIELD TRUST

STATEMENT OF ADDITIONAL INFORMATION


APRIL 30, 2004

This Statement of Additional Information (SAI) is not a
prospectus. Read this SAI in conjunction with the prospectus for
Federated High Yield Trust (Fund), dated April  30, 2004.

This SAI incorporates by reference the Fund's Annual Report.
Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

8040401B (4/03)

CONTENTS
                               How is the Fund Organized?
                                 1
                               Securities in Which the Fund
                               Invests           1
                               What do Shares Cost?
                               15
                               How is the Fund Sold?
                               15
                               Subaccounting Services
                               16
                               Redemption in Kind
                               16
                               Massachusetts Partnership Law
                               16
                               Account and Share Information
                               17
                               Tax Information
                               17
                               Who Manages and Provides Services
                               to the Fund?    18
                               How Does the Fund Measure
                               Performance?         27
                               Who is Federated Investors, Inc.?
                               30
                               Financial Information
                               31
                               Investment Ratings
                               31
                               Addresses
                               Back Cover
8040401B (4/04)


1

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of
Massachusetts on April 17,1984.   The Fund's investment adviser
is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income
securities provide more regular income than equity securities.
However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a
security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.


Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated
securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer's obligation with a maturity of
less than nine months.   Companies typically issue commercial
paper to pay for current expenditures.   Most issuers constantly
reissue their commercial paper and use the proceeds (or bank
loans) to repay maturing paper.   If the issuer cannot continue
to obtain liquidity in this fashion, its commercial paper may
default.   The short maturity of commercial paper reduces both
the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic
payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the
amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital
appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon
payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional
securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as
pay-in-kind or PIK securities.

Treasury Securities
Treasury securities are direct obligations of the federal
government of the United States. Treasury securities are
generally regarded as having the lowest credit risk.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority.  Some GSE securities are supported by the full faith and credit of the United States. These include the Government
National Mortgage Association, Small Business Administration,
Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services
Administration, Department of Housing and Urban Development,
Export-Import Bank, Overseas Private Investment Corporation, and
Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is
authorized to purchase specified amounts of securities issued by
(or otherwise make funds available to) the Federal Home Loan Bank
System, Federal Home Loan Mortgage Corporation, Federal National
Mortgage Association, Student Loan Marketing Association, and
Tennessee Valley Authority in support of such obligations.

A few GSEs securities have no explicit financial support, but are regarded as having implied support because the federal
government sponsors their activities. These include the Farm
Credit System, Financing Corporation, and Resolution Funding
Corporation.
Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage -backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce
market and prepayment risks.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve
consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper or notes, or pass-through certificates. Asset backed securities have prepayment risks. Asset backed securities are structured in many ways, including, but not limited to the following:

IOS AND POS
Asset backed securities may be structured to allocate interest payments to one class (Interest Only or IOs) and principal
payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs
decrease in value when prepayments increase, because the
underlying mortgages generate less interest payments. However,
IOs tend to increase in value when interest rates rise (and
prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS
Another variant allocates interest payments between two classes of asset backed securities. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying pools of obligations. Floater
classes receive more interest (and Inverse Floater classes
receive correspondingly less interest) as interest rates rise.
This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the
Inverse Floater class.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities or preferred stocks that the Fund or, in some instances, its issuers, has the option to exchange for equity securities at a specified
conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible
security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than nonconvertible fixed income
securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential
appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations.



FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the
United States. The Fund considers an issuer to be based outside the United States if:

|X|   it is organized under the laws of, or has a principal office located in, another country;

|X|   the principal trading market for its securities is in
   another country; or

|X|   it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign
currencies. Along with the risks normally associated with
domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying security.  The foreign
securities underlying American Depositary Receipts (ADRs) are traded outside the United States.  ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets.  ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.  The foreign securities underlying European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs), and International
Depositary Receipts (IDRs), are traded globally or outside the
United States.  Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades.  In a spot trade, the Fund
agrees to exchange one currency for another at the current
exchange rate.  The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.  The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate.  Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development,
international banking institutions and related government
agencies. Examples of these include, but are not limited to, the
International Bank for Reconstruction and Development (the World
Bank), the Asian Development Bank, the European Investment Bank
and the Inter-American Development Bank.

Foreign government securities also include fixed income
securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental
instrumentalities, including quasi-governmental agencies.


EQUITY SECURITIES
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any
dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of
securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks
Common stocks are the most prevalent type of equity security.
Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result,
changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies
Entities such as limited partnerships, limited liability
companies, business trusts and companies organized outside the
United States may issue securities comparable to common or
preferred stock.

Real Estate Investment Trusts (REITs)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and
distribute most of their income. Such tax requirements limit a
REIT's ability to respond to changes in the commercial real
estate market.

Warrants
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a
specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the
expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as
warrants, except companies typically issue rights to existing stockholders.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require
payments based upon changes in the values of designated (or
underlying) securities, currencies, commodities, financial
indices or other assets. Some derivative contracts (such as
futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a
derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.
This protects investors against potential defaults by the
counterparty. Trading contracts on an exchange also allows
investors to close out their contracts by entering into
offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open
(even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter
(OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC
contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types and combinations of derivative contracts.


Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a
contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.
Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity
contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity
Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward
contracts. The Fund can buy or sell financial futures, index futures (excluding stock index futures) and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or
instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises)
the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual
securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to
futures contracts.

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the
underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

|X|   Buy call options on indices, individual securities, index
   futures, currencies (both foreign and U.S. dollar) and
   financial futures in anticipation of an increase in the value of the underlying asset or instrument; and

|X|   Write call options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and
   financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an
   increase in the market price of the underlying asset over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

|X|   Buy put options on indices, individual securities, index
   futures, currencies (both foreign and U.S. dollar) and
   financial futures in anticipation of a decrease in the value of the underlying asset; and

|X|   Write put options on indices, portfolio securities, index
   futures, currencies (both foreign and U.S. dollar) and
   financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the
   underlying asset when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.


Swaps

Swaps are contracts in which two parties agree to pay each other
(swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive
(or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's
payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors, and collars. Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For
example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest
(which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

TOTAL RATE OF RETURN SWAPS
Total rate of return swaps are contracts in which one party
agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

CREDIT DEFAULT SWAPS
Credit default swaps are agreements between two parties whereby one party (the "Protection Buyer") agrees to make regular
payments over the term of the agreement to another party
(the "Protection Seller"), provided that no designated event of default on an underlying reference obligation has occurred. If an event of default occurs, the Protection Seller must pay the
Protection Buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation.
The Fund may be either the Protection Buyer or the Protection
Seller in a credit default swap. If the Fund is a Protection
Buyer and no event of default occurs, the Fund will lose its entire investment in the swap agreement (i.e., an amount equal to the payments made to the Protection Seller). However, if an event of default occurs, the Fund (as Protection Buyer) will deliver the underlying reference obligation and receive a payment equal to the full notional value of the reference asset, even though the reference asset may have little or no value. If the Fund is the Protection Seller and no default occurs, then the Fund will receive a fixed rate of income throughout the term of the
agreement. However, if an event of default occurs, the Fund (as
Protection Seller) will pay the Protection Buyer the full
notional value of the reference obligation and receive the
underlying reference obligation. Credit default swaps may involve greater risks than if the Fund invested directly in the reference obligation.

CURRENCY SWAPS
Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

CAPS AND FLOORS
Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The Securities and Exchange Commission (SEC) has granted an
exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to
and from other Federated funds.   Participation in this
inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if
it benefits each participating  Federated fund.   Federated
Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors
the operation of the program.   Any inter-fund loan must comply
with certain conditions set out in the exemption, which are
designed to assure fairness and protect all participating
Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests;, and (b) to meet commitments
arising from "failed" trades.   All inter-fund loans must be
repaid in seven days or less.   The Fund's participation in this
program must be consistent with its investment policies and
limitations, and must meet certain percentage tests.   Inter-fund
loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than
market-competitive rates on overnight repurchase agreements (Repo
Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by
the Board.   The interest rate imposed on inter-fund loans is the
average of the Repo Rate and the Bank Loan Rate.


Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase
agreements only with banks and other recognized financial
institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or
subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when-issued
transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the
Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the
loaned securities.
  The Fund will reinvest cash collateral in securities that
qualify as an acceptable investment for the Fund. However, the
Fund must pay interest to the borrower for the use of cash
collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on
securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay
administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to market risks and credit risks.

Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security).
All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a
combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the
instrument.  Thus, an investment in a hybrid instrument may
entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid
instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may
expose the Fund to leverage risks or carry liquidity risks.


CREDIT LINKED NOTES
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note that is intended to replicate a corporate bond or a portfolio of
corporate bonds.  The purchaser of the CLN (the "Note Purchaser")
invests a par amount and receives a payment during the term of the note that equals a fixed or floating rate of interest
equivalent  to a high rated funded asset (such as a bank CD) plus an additional premium that relates to taking on the credit risk of a reference obligation.  Upon maturity, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Seller, if there is not event of default with respect to the reference obligation or (ii) the value of the underlying reference asset, if a designated event of default or
restructuring of the reference obligation has occurred.
Depending upon the terms of the CLN, it is also possible that the
Note Purchaser may be required to take physical delivery of any defaulted reference obligation.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting
derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in  securities  of other  investment companies,  including the  securities  of  affiliated  money market funds,  as an  efficient  means  of  carrying  out  its  investment policies and managing its uninvested cash.

INVESTMENT RISKS
There are many factors which may affect an investment in the
Fund. The Fund's principal risks are described in its prospectus.
Additional risk factors are outlined below.

FIXED INCOME RISKS

Interest Rate Risks
|X|   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities.
   Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain  unchanged.

|X|   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration
   measures the price sensitivity of a fixed income security to changes in interest  rates.

Liquidity Risks
|X|   Trading opportunities are more limited for fixed income
   securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

|X|   OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Credit Risks
|X|   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due.
   If an  issuer defaults, the Fund will lose money. The high yield bonds in which the Fund invests have a higher default risk than investment-grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

|X|   Many fixed income securities receive credit ratings from
   services such as Standard & Poor's and Moody's Investors
   Service. These services assign ratings to securities by
   assessing the likelihood of issuer default. Lower credit
   ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the
   Adviser's credit assessment.

|X|   Fixed income securities generally compensate for greater
   credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S.
   Treasury security with a comparable maturity (the spread)
   measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the
   security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

|X|   Credit risk includes the possibility that a party to a
   transaction involving the Fund will fail to meet its
   obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Leverage Risks
|X|   Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

|X|   Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


Risks of Investing in Emerging Market Countries
|X|   Securities issued or traded in emerging markets generally
   entail greater risks than securities issued or traded in
   developed markets.  For example, their prices may be
   significantly more volatile than prices in developed
   countries.  Emerging market economies may also experience more severe downturns (with corresponding currency devaluations)
   than developed economies.

|X|   Emerging market countries may have relatively unstable
   governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned
   economies.

Risks Associated with Noninvestment Grade Securities
|X|   Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate, credit and
   liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and
   financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Related to the Economy
|X|   The prices of high-yield securities are affected by investor sentiment. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Currency Risks
|X|   Exchange rates for currencies fluctuate daily. The
   combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than
   securities traded exclusively in the United States.

Risks of Foreign Investing
|X|   Foreign securities pose additional risks because foreign
   economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
   U.S. investors.

|X|   Foreign companies may not provide information (including
   financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign
   countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
   States.

|X|   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

|X|   Legal remedies in foreign countries for recovery in the
   event of default or bankruptcy may be more limited than those available with respect to investments in the United States.

Risks of Investing in Derivative Contracts
|X|   The Fund's use of derivative contracts involves risks
   different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts  in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving
   derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by
   offsetting favorable price movements in portfolio holdings.
   Third, there is a risk that derivatives contracts  may be
   mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.
   Finally, derivative contracts  may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes)
   and, as a result, may increase taxable distributions to
   shareholders.  Derivative contracts  may also involve other risks described in this SAI or in the prospectus, such as stock market, credit, currency, liquidity and leverage risks.


EQUITY RISKS

Stock Market Risks
|X|    The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic  movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

|X|   The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities.
   However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Liquidity Risks

|X|   Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time.
   Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of
   securities may also lead to an increase in their price
   volatility.

|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

|X|   OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



Sector Risks
|X|   Companies with similar characteristics may be grouped
   together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other
   sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the
   Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks Related to Investing for Growth
|X|   Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value
   stocks.  This means they depend more on price changes for
   returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
|X|   Due to their relatively low valuations, value stocks are
   typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental
   development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
|X|   Generally, the smaller the market capitalization of a
   company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market
   capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

|X|   Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than
   companies with larger market capitalizations.

Euro Risks
|X|   The Fund may make significant investments in securities
   denominated in the Euro, the new single currency of the
   European Monetary Union (EMU).  Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

|X|   With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies.
   This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of  their foreign government securities.

Risks of Investing in Emerging Market Countries
|X|   Securities issued or traded in emerging markets generally
   entail greater risks than securities issued or traded in
   developed markets.  For example, their prices may be
   significantly more volatile than prices in developed
   countries.  Emerging market economies may also experience more severe downturns (with corresponding currency devaluations)
   than developed economies.

|X|   Emerging market countries may have relatively unstable
   governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned
   economies.


Currency Risks
|X|   Exchange rates for currencies fluctuate daily. The
   combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than
   securities traded exclusively in the United States.

Risks of Foreign Investing
|X|   Foreign securities pose additional risks because foreign
   economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
   U.S.  investors.

|X|   Foreign companies may not provide information (including
   financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market
   analysts and the financial press.   In addition, foreign
   countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.  companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
   States.

|X|   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.


Leverage Risks
|X|   Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Risks of Investing in Derivative Contracts
|X|   The Fund's use of derivative contracts involves risks
   different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts  in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving
   derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by
   offsetting favorable price movements in portfolio holdings.
   Third, there is a risk that derivatives contracts  may be
   mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.
   Finally, derivative contracts  may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes)
   and, as a result, may increase taxable distributions to
   shareholders.  Derivative contracts  may also involve other risks described in this prospectus, such as stock market,
   credit, currency, liquidity and leverage risks.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high current income by investing primarily in a professionally-managed, diversified portfolio of fixed income securities. The investment objective may not be changed by the Fund's Board without shareholder
approval.

INVESTMENT LIMITATIONS

Concentration
The Fund will not purchase securities (other than those issued or guaranteed by the U.S. government) if, as a result of such
purchase, more than 25% of the value of its assets would be
invested in any one industry. However, the Fund may invest
more than 25% of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or
instrumentalities, or instruments secured by these instruments, such as repurchase agreements.

Investing in Commodities
The Fund will not purchase or sell commodities. The Fund reserves the right to purchase financial futures and put options on
financial futures, not including stock index futures.

Investing in Real Estate
The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are
secured by real estate or interests therein.

Buying on Margin
The Fund will not purchase on margin, but may obtain such
short-term credits as are necessary for the clearance of
transactions and may make margin payments in connection with buying financial futures and put options on financial futures, not including stock index futures.

Selling Short
The Fund will not sell securities short, unless at all times when a short position is open it owns an equal amount of such
securities or securities convertible into or exchangeable,
without payment of any future consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the value of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time. It is the present intention of the
Fund to make such sales only for the purpose of deferring
realization of gain or loss for Federal income tax purposes.

Borrowing Money
The Fund will not issue senior securities, except as permitted by the Fund's investment objective and policies except that the Fund may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of the Fund's net assets including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.

Lending
The Fund will not lend any of its assets except portfolio
securities (this shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the
Fund's investment objective and policies or Declaration of Trust).

Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of
1933 in connection with the sale of securities in accordance with its investment objective, policies and limitations.

Diversification of Investments
The Fund will not purchase the securities of any issuer (other than the U.S. government, its agencies, or instrumentalities or instruments secured by securities by of such issuers, such as repurchase agreements) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class,
regardless of priorities, series, designations or other
differences.

  The above limitations cannot be changed unless authorized by the
Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940
(1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Restricted and Illiquid Securities
The Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted
securities not determined to be liquid under criteria established by the Board and repurchase agreements providing for settlement in more than seven days after notice.

Writing Covered Call Options
The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Acquiring Securities
The Fund will not purchase securities of a company for the
purpose of exercising control or management.
However, the Fund may invest in up to 10% of the voting
securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the
Fund, other companies advised by the Fund's Adviser, and other affiliated companies may together buy and hold substantial
amounts of voting stock of a company and may vote together in regard to such company's affairs. In some cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some such cases, the Board and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

Equity Securities
The Fund may invest up to 10% of total assets in equity
securities including common stocks, warrants or rights.

Investing in Foreign Securities
The Fund will not invest more than 10% of the value of its total assets in foreign securities which are not publicly traded in the
United States.
  Except with respect to borrowing money, if a percentage
limitation is adhered to at the time of investment, a later
increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such
restriction.
  For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by the U.S. branch of a domestic bank or savings associations having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as  follows:

|X|        for equity securities, according to the last sale price
   in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

|X|        in the absence of recorded sales for equity securities,
   according to the mean between the last closing bid and asked prices;

|X|         futures contracts and options are generally valued at
   market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options
   traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

|X|        for fixed income securities, according to the mean
   between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with
   remaining maturities of less than 60  days at the time of
   purchase may be valued at amortized cost; and

|X|        for all other securities at fair value as determined in
   good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S.  dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.


SPECIAL REDEMPTION AND EXCHANGE INFORMATION  (FOR SHARES
PURCHASED ON OR AFTER MAY 15, 2004)

For 90 days following your purchase, Shares are redeemable at a price equal to the current NAV per Share less a 2.00% redemption fee.  This 2.00% fee, referred to in the prospectus and SAI as a redemption/exchange fee, directly affects the amount a
shareholder who is subject to the fee receives upon exchange or redemption. The redemption / exchange fee is intended to
encourage long-term investments in the Fund, to offset
transaction and other Fund expenses caused by short term
redemptions, and to facilitate portfolio management (e.g., by decreasing the likelihood that the Fund will need to sell
portfolio securities at an inopportune time, or maintain a larger cash position, in order to meet short-term redemption requests).
There are no assurances that the redemption / exchange fee will deter short-term redemptions, as intended, including redemptions made as part of an overall strategy to buy and sell Shares in response to incremental changes in the Fund's NAV. The redemption
/ exchange fee will be applied to the payment of expenses
incurred or amounts expended by the Fund in connection with a redemption or exchange of Shares, with any balance paid over to the Fund.  The redemption / exchange fee is not a sales charge, is not paid to the Adviser or its affiliates, and is not subject to waiver or reduction except as described in this section.  The
Fund reserves the right to modify the terms of or terminate this redemption / exchange fee at any time.  For purposes of computing this redemption / exchange fee, shares will be deemed to be
redeemed on a first in, first out basis (i.e., Shares held the longest will be deemed to be redeemed first).

The Fund's goal is to collect the fee on all Shares that are redeemed or exchanged within 90 days of purchase.  However, the
Fund may not be able to achieve its goal, since many financial intermediaries do not have the systems capability to collect the redemption / exchange fee from underlying account owners.  Until these systems limitations are resolved, the Fund specifically anticipates that it may not be able to collect the redemption /
exchange fee with respect to Shares purchased through some
omnibus accounts, including i) Shares purchased through employer sponsored retirement plan accounts, such as 401(k) plans, and ii)
Shares purchased by banks or trust companies acting in a
fiduciary capacity on behalf of trust accounts.

Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment
Program or withdrawn pursuant to the Systematic Withdrawal
Program, will not be subject to the redemption / exchange fee.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous,
best-efforts basis.

SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees) to investment professionals or to Federated
Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining
shareholder accounts. Under certain agreements, rather than
paying investment professionals directly, the Fund may pay
Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees, in significant
amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor and/or Federated
Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support
furnished by the investment professional. In addition to these supplemental payments, an investment professional may also
received Service Fees.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal
recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees.
They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's
portfolio  securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or
1% of the net assets represented by such Share class during any
90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such
securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain  transaction costs.

MASSACHUSETTS PARTNERSHIP LAW


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the
Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the
liability of its shareholders for acts or obligations of the
Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the
shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments
against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.


As of April 1, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles
Schwab & Co., Inc., San Francisco, CA, owned approximately
28,291,479 Shares (34.66%); Nationwide QPVA, Columbus, OH, owned approximately 4,703,532 Shares (5.76)% and National Investors
Services FBO, New York, NY, owned approximately 4,388,506 Shares
(5.38%).


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the
Internal Revenue Code applicable to regulated investment
companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the
United States and foreign countries, however, may reduce or
eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book
income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-
basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign
currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency
fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon
disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S.  income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are
"interested persons" of the Fund (i.e., "Interested" Board
members) and those who are not (i.e., "Independent" Board
members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Federated Fund Complex consists of 44
investment companies (comprising 136 portfolios). Unless
otherwise noted, each Officer is elected annually. Unless
otherwise noted, each Board member oversees all portfolios in the
Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth  Funds-four portfolios; CCMI Golden Oak(R)
Family of Funds-two-seven portfolios; Regions Funds-nine
portfolios; Riggs Funds-eight portfolios; and WesMark Funds-five portfolios.

As of April 1, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name               Principal Occupation(s) for   Aggregate   Total
Birth Date         Past Five Years, Other        CompensationCompensation
Address            Directorships Held and        From Fund   From Fund
Positions Held     Previous Position(s)          (past       and
with Fund                                        fiscal      Federated
Date Service Began                               year)       Fund Complex
                                                             (past
                                                             calendar
                                                             year)
                   Principal Occupations:                 $0
John F. Donahue*   Chairman and Director or                  $0
Birth Date: July   Trustee of the Federated
28, 1924           Fund Complex; Chairman and
CHAIRMAN AND       Director, Federated
TRUSTEE            Investors, Inc.
Began serving:     -----------------------------
April 1984
                   Previous Positions: Trustee,
                   Federated Investment
                   Management Company and
                   Chairman and Director,
                   Federated Investment
                   Counseling.

                   Principal Occupations:                 $0
J. Christopher     Principal Executive Officer               $0
Donahue*           and President of the
Birth Date: April  Federated Fund Complex;
11, 1949           Director or Trustee of some
PRESIDENT AND      of the Funds in the
TRUSTEE            Federated Fund Complex;
Began serving:     President, Chief Executive
April 1999         Officer and Director,
                   Federated Investors, Inc.;
                   Chairman and Trustee,
                   Federated Investment
                   Management Company; Trustee,
                   Federated Investment
                   Counseling; Chairman and
                   Director, Federated Global
                   Investment Management Corp.;
                   Chairman, Federated Equity
                   Management Company of
                   Pennsylvania, Passport
                   Research, Ltd. and Passport
                   Research II, Ltd.; Trustee,
                   Federated Shareholder
                   Services Company; Director,
                   Federated Services Company.

                   Previous Positions:
                   President, Federated
                   Investment Counseling;
                   President and Chief
                   Executive Officer, Federated
                   Investment Management
                   Company, Federated Global
                   Investment Management Corp.
                   and Passport Research, Ltd.

                   Principal Occupations:          $1,345.04
Lawrence D.        Director or Trustee of the                $148,500
Ellis, M.D.*       Federated Fund Complex;
Birth Date:        Professor of Medicine,
October 11, 1932   University of Pittsburgh;
3471 Fifth Avenue  Medical Director, University
Suite 1111         of Pittsburgh Medical Center
Pittsburgh, PA     Downtown; Hematologist,
TRUSTEE            Oncologist and Internist,
Began serving:     University of Pittsburgh
August 1987        Medical Center.

                   Other Directorships Held:
                   Member, National Board of
                   Trustees, Leukemia Society
                   of America.

                   Previous Positions: Trustee,
                   University of Pittsburgh;
                   Director, University of
                   Pittsburgh Medical Center.

-------------------------------------------------------------------

* Family relationships and reasons for "interested" status: John
F. Donahue is the father of J. Christopher Donahue; both are
"interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter,
Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name               Principal Occupation(s) for   Aggregate   Total
Birth Date         Past Five Years, Other        CompensationCompensation
Address            Directorships Held and        From Fund   From Fund
Positions Held     Previous Position(s)          (past       and
with Fund                                        fiscal      Federated
Date Service Began                               year)       Fund Complex
                                                             (past
                                                             calendar
                                                             year)
                   Principal Occupation:           $1,479.52      $163,350
Thomas G. Bigley   Director or Trustee of the
Birth Date:        Federated Fund Complex.
February 3, 1934
15 Old Timber      Other Directorships Held:
Trail              Director, Member of
Pittsburgh, PA     Executive Committee,
TRUSTEE            Children's Hospital of
Began serving:     Pittsburgh; Director,
October 1995       University of Pittsburgh.

                   Previous Position: Senior
                   Partner, Ernst & Young LLP.

                   Principal Occupations:          $1,479.52      $163,350
John T. Conroy,    Director or Trustee of the
Jr.                Federated Fund Complex;
Birth Date: June   Chairman of the Board,
23, 1937           Investment Properties
Grubb &            Corporation; Partner or
Ellis/Investment   Trustee in private real
Properties         estate ventures in Southwest
Corporation        Florida.
3838 North
Tamiami Trail      Previous Positions:
Suite 402          President, Investment
Naples, FL         Properties Corporation;
TRUSTEE            Senior Vice President, John
Began serving:     R. Wood and Associates,
August 1991        Inc., Realtors; President,
                   Naples Property Management,
                   Inc. and Northgate Village
                   Development Corporation.

                   Principal Occupation:           $1,479.52      $163,350
Nicholas P.        Director or Trustee of the
Constantakis       Federated Fund Complex.
Birth Date:
September 3, 1939  Other Directorships Held:
175 Woodshire      Director and Member of the
Drive              Audit Committee, Michael
Pittsburgh, PA     Baker Corporation
TRUSTEE            (engineering and energy
Began serving:     services worldwide).
April 1999
                   Previous Position: Partner,
                   Anderson Worldwide SC.

                   Principal Occupation:           $1,345.04      $148,500
John F.            Director or Trustee of the
Cunningham         Federated Fund Complex.
Birth Date: March
5, 1943            Other Directorships Held:
353 El Brillo Way  Chairman, President and
Palm Beach, FL     Chief Executive Officer,
TRUSTEE            Cunningham & Co., Inc.
Began serving:     (strategic business
April 1999         consulting); Trustee
                   Associate, Boston College.

                   Previous Positions:
                   Director, Redgate
                   Communications and EMC
                   Corporation (computer
                   storage systems); Chairman
                   of the Board and Chief
                   Executive Officer, Computer
                   Consoles, Inc.; President
                   and Chief Operating Officer,
                   Wang Laboratories; Director,
                   First National Bank of
                   Boston; Director, Apollo
                   Computer, Inc.

                   Principal Occupation:           $1,345.04      $148,500
Peter E. Madden    Director or Trustee of the
Birth Date: March  Federated Fund Complex;
16, 1942           Management Consultant.
One Royal Palm
Way                Other Directorships Held:
100 Royal Palm     Board of Overseers, Babson
Way                College.
Palm Beach, FL
TRUSTEE            Previous Positions:
Began serving:     Representative, Commonwealth
August 1991        of Massachusetts General
                   Court; President, State
                   Street Bank and Trust
                   Company and State Street
                   Corporation (retired);
                   Director, VISA USA and VISA
                   International; Chairman and
                   Director, Massachusetts
                   Bankers Association;
                   Director, Depository Trust
                   Corporation; Director, The
                   Boston Stock Exchange.

                   Principal Occupations:          $1,479.52      $163,350
Charles F.         Director or Trustee of the
Mansfield, Jr.     Federated Fund Complex;
Birth Date: April  Management Consultant;
10, 1945           Executive Vice President,
80 South Road      DVC Group, Inc. (marketing,
Westhampton        communications and
Beach, NY          technology) (prior to
TRUSTEE            9/1/00).
Began serving:
April 1999         Previous Positions: Chief
                   Executive Officer, PBTC
                   International Bank; Partner,
                   Arthur Young & Company (now
                   Ernst & Young LLP); Chief
                   Financial Officer of Retail
                   Banking Sector, Chase
                   Manhattan Bank; Senior Vice
                   President, HSBC Bank USA
                   (formerly, Marine Midland
                   Bank); Vice President,
                   Citibank; Assistant
                   Professor of Banking and
                   Finance, Frank G. Zarb
                   School of Business, Hofstra
                   University.

John E. Murray,    Principal Occupations:          $1,614.02      $178,200
Jr., J.D., S.J.D.  Director or Trustee of the
Birth Date:        Federated Fund Complex;
December 20, 1932  Chancellor and Law
Chancellor,        Professor, Duquesne
Duquesne           University; Consulting
University         Partner, Murray, Hogue &
Pittsburgh, PA     Lannis.
TRUSTEE
Began serving:     Other Directorships Held:
February 1995      Director, Michael Baker
                   Corp. (engineering,
                   construction, operations and
                   technical services).

                   Previous Positions:
                   President, Duquesne
                   University; Dean and
                   Professor of Law, University
                   of Pittsburgh School of Law;
                   Dean and Professor of Law,
                   Villanova University School
                   of Law.

Name               Principal Occupation(s) for   Aggregate    Total
-----------------  Past Five Years, Other        Compensation Compensation
Birth Date         Directorships Held and        From Fund    From Fund
Address            Previous Position(s)          (past        and
Positions Held                                   fiscal       Federated
with Fund                                        year)        Fund
Date Service                                                  Complex
Began                                                         (past
                                                              calendar
                                                              year)
                   Principal Occupations:          $1,345.04      $148,500
Marjorie P. Smuts  Director or Trustee of the
Birth Date: June   Federated Fund Complex;
21, 1935           Public Relations/ Marketing
4905 Bayard        Consultant/Conference
Street             Coordinator.
Pittsburgh, PA
TRUSTEE            Previous Positions: National
Began serving:     Spokesperson, Aluminum
April 1984         Company of America;
                   television producer;
                   President, Marj Palmer
                   Assoc.; Owner, Scandia Bord.

                   Principal Occupations:          $1,345.04      $148,500
John S. Walsh      Director or Trustee of the
Birth Date:        Federated Fund Complex;
November 28, 1957  President and Director, Heat
2604 William       Wagon, Inc. (manufacturer of
Drive              construction temporary
Valparaiso, IN     heaters); President and
TRUSTEE            Director, Manufacturers
Began serving:     Products, Inc. (distributor
April 1999         of portable construction
                   heaters); President,
                   Portable Heater Parts, a
                   division of Manufacturers
                   Products, Inc.

                   Previous Position: Vice
                   President, Walsh & Kelly,
                   Inc.

OFFICERS**
-------------------------------------------------------------------

Name                      Principal Occupation(s) and Previous Position(s)
Birth Date
Address
Positions Held with Fund
-------------------------
Date Service Began
                          Principal Occupations: Executive Vice President
John W. McGonigle         and Secretary of the Federated Fund Complex;
Birth Date: October 26,   Executive Vice President, Secretary and
1938                      Director, Federated Investors, Inc.
EXECUTIVE VICE PRESIDENT
AND SECRETARY             Previous Positions: Trustee, Federated
Began serving: April 1984 Investment Management Company and Federated
                          Investment Counseling; Director, Federated
                          Global Investment Management Corp., Federated
                          Services Company and Federated Securities Corp.

                          Principal Occupations: Principal Financial
Richard J. Thomas         Officer and Treasurer of the Federated Fund
Birth Date: June 17,      Complex; Senior Vice President, Federated
1954                      Administrative Services.
TREASURER
Began serving: November   Previous Positions: Vice President, Federated
1998                      Administrative Services; held various
                          management positions within Funds Financial
                          Services Division of Federated Investors, Inc.

                          Principal Occupations: Vice Chairman or Vice
Richard B. Fisher         President of some of the Funds in the Federated
Birth Date: May 17, 1923  Fund Complex; Vice Chairman, Federated
VICE PRESIDENT            Investors, Inc.; Chairman, Federated Securities
Began serving: April 1984 Corp.

                          Previous Positions: President and Director or
                          Trustee of some of the Funds in the Federated
                          Fund Complex; Executive Vice President,
                          Federated Investors, Inc. and Director and
                          Chief Executive Officer, Federated Securities
                          Corp.

                          Principal Occupations: Chief Investment Officer
William D. Dawson, III    of this Fund and various other Funds in the
Birth Date: March 3,      Federated Fund Complex; Executive Vice
1949                      President, Federated Investment Counseling,
CHIEF INVESTEMENT OFFICER Federated Investment Management Company and
Began serving: November   Passport Research, Ltd.
2002
                          Previous Positions: Executive Vice President
                          and Senior Vice President, Federated Investment
                          Counseling Institutional Portfolio Management
                          Services Division; Senior Vice President,
                          Federated Investment Management Company and
                          Passport Research, Ltd.

                          Mark E. Durbiano has been the Fund's Portfolio
Mark E. Durbiano          Manager since August 1984.   He is Vice
Birth Date: September     President of the Fund. Mr. Durbiano joined
21, 1959                  Federated in 1982 and has been a Senior
VICE PRESIDENT            Portfolio Manager and a Senior Vice President
Began serving: November   of the Fund's Adviser since 1996. From 1988
1998                      through 1995, Mr. Durbiano was a Portfolio
                          Manager and a Vice President of the Fund's
                          Adviser. Mr. Durbiano is a Chartered Financial
                          Analyst and received his M.B.A. in Finance from
                          the University of Pittsburgh.

**    Officers do not receive any compensation from the Fund.
-------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President,
Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,
Pittsburgh, Pennsylvania, since May  12, 2000. Mr.  John E.
Murray, Jr., an Independent Trustee of the Fund, served as
President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr.  Donahue abstains on any matter that comes before Duquesne's Board that affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
Board    Committee        Committee Functions                   Meetings
CommitteeMembers                                                Held
                                                                During
                                                                Last
                                                                Fiscal
                                                                Year
Executive                 In between meetings of the full       One
         John F.          Board, the Executive Committee
         Donahue          generally may exercise all the
         John E.          powers of the full Board in the
         Murray, Jr.,     management and direction of the
         J.D., S.J.D.     business and conduct of the affairs
                          of the Trust in such manner as the
                          Executive Committee shall deem to
                          be in the best interests of the
                          Trust.   However, the Executive
                          Committee cannot elect or remove
                          Board members, increase or decrease
                          the number of Trustees, elect or
                          remove any Officer, declare
                          dividends, issue shares or
                          recommend to shareholders any
                          action requiring shareholder
                          approval.

Audit                     The Audit Committee reviews and       Four
         Thomas G.        recommends to the full Board the
         Bigley           independent auditors to be selected
         John T.          to audit the Fund's financial
         Conroy, Jr.      statements; meets with the
         Nicholas P.      independent auditors periodically
         Constantakis     to review the results of the audits
         Charles F.       and reports the results to the full
         Mansfield, Jr.   Board; evaluates the independence
                          of the auditors, reviews legal and
                          regulatory matters that may have a
                          material effect on the financial
                          statements, related compliance
                          policies and programs, and the
                          related reports received from
                          regulators; reviews the Fund`s
                          internal audit function; reviews
                          compliance with the Fund`s code of
                          conduct/ethics; reviews valuation
                          issues; monitors inter-fund lending
                          transactions; reviews custody
                          services and issues and
                          investigates any matters brought to
                          the Committee's attention that are
                          within the scope of its duties.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY
OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2002
-------------------------------------------------------------------
Interested        Dollar    Aggregate
Board Member      Range of  Dollar Range
Name              Shares    of
                  Owned     Shares Owned
                  in Fund   in
                            Federated
                            Family of
                            Investment
                            Companies
John F. Donahue        None  Over $100,000
J. Christopher         None  Over $100,000
Donahue
Lawrence D.            None  Over $100,000
Ellis, M.D.

Independent
Board Member
Name
Thomas G. Bigley       None  Over $100,000
John T. Conroy,        None  Over $100,000
Jr.
Nicholas P.            None  Over $100,000
Constantakis
John F.                None  Over $100,000
Cunningham
Peter E. Madden        None  Over $100,000
Charles F.             None      $50,001 -
Mansfield, Jr.                    $100,000
John E. Murray,        None  Over $100,000
Jr., J.D.,
S.J.D.
Marjorie P.            None  Over $100,000
Smuts
John S. Walsh          None  Over $100,000

-------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund
shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the
Fund's investment advisory contract.   The Board's decision to
approve the contract reflects the exercise of its business
judgment on whether to continue the existing arrangements.
During its review of the contract, the Board considers many
factors, among the most material of which are: the Fund's
investment objectives and long term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative
sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its
shareholders by the Federated organization in addition to
investment advisory services; and the Fund's relationship to the
Federated funds.

In assessing the Adviser's performance of its obligations, the
Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an
advisory contract.   In this regard, the Board is mindful of the
potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a
decision to terminate or not renew an advisory contract.   In
particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the
Fund.

The Board also considers the compensation and benefits received
by the Adviser.   This includes fees received for services
provided to the Fund by other entities in the Federated
organization and research services received by the Adviser from
brokers that execute fund trades, as well as advisory fees.   In
this regard, the Board is aware that various courts have
interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an
Adviser's compensation:   the nature and quality of the services
provided by the Adviser, including the performance of the Fund;
the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the
Fund; performance and expenses of comparable funds; and the
extent to which the independent Board members are fully informed
about all facts bearing on the Adviser's service and fee.   The
Fund's Board is aware of these factors and takes them into
account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated
funds, and is assisted in its deliberations by the advice of
independent legal counsel.   In this regard, the Board requests
and receives a significant amount of information about the Fund
and the Federated organization.   Federated provides much of this
information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts
occurs.   In between regularly scheduled meetings, the Board may
receive information on particular matters as the need arises.
Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and
long-term performance (in absolute terms as well as in
relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense
limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the
Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated
companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated
derives from its relationships with the Federated funds.   These
reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts
(e.g., for serving as the Federated funds' administrator and
transfer agent).   The reports also discuss any indirect benefit
Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with
a view to past and future long-term considerations.   Not all of
the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them
to be determinative.   Because the totality of circumstances
includes considering the relationship of each Federated fund, the
Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund.

Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide
certain  electronic equipment and software to institutional
customers  in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its
Distributor have adopted codes of ethics.   These codes govern
securities trading activities of investment personnel, Fund
Trustees, and certain other employees.   Although they do permit
these people to trade in securities, including those that the
Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.
However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan
(also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote:
against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the
Adviser will vote: for stock incentive plans that align the
recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital
reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed
transaction.  The Adviser will vote proxies in contested
elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their
respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate
governance, capital structure or management compensation.  The
Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these
circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For
example, if the Adviser decides to vote against a proposed
transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by
shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek
specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.
For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date
(thereby rendering the shares "illiquid" for some period of
time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy
Committee), to exercise all voting discretion granted to the
Adviser by the Board in accordance with the proxy voting
policies.  The Adviser has hired Investor Responsibility Research
Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee
directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting
Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the
Proxy Committee with all information that it has obtained
regarding the proposal and the Proxy Committee will provide
specific direction to IRRC.  The Adviser's proxy voting
procedures generally permit the Proxy Committee to amend the
Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential
conflict between the interests of the Fund (and its shareholders)
and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an
"Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is
contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the
Adviser will vote.  Any Proxy Committee member contacted by an
Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no
circumstances will the Proxy Committee or any member of the Proxy
Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting
policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee
provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the
Fund's Board information regarding: the significant business relationship; any material communication with the Interested
Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the
Proxy Committee will vote the Fund's proxies in the same
proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such
investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt
execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific
portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates.
The Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.
The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. Except as noted
below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable.
While the coordination and ability to participate in volume
transactions may benefit the Fund, it is possible that this
procedure could adversely impact the price paid or received
and/or the position obtained or disposed of by the Fund.
Investments for Federated Kaufmann Fund and other accounts
managed by that fund's portfolio managers in initial public
offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted
independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may
replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The
Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research
services to execute securities transactions. They determine in good faith that commissions charged by such persons are
reasonable in relationship to the value of the brokerage and research services provided.


For the fiscal year ended, February 29, 2004, the Fund's Adviser directed brokerage transactions to certain brokers due to
research services they provided. The total amount of these
transactions was $2,577,953 for which the Fund paid $7,627 in brokerage commissions.


ADMINISTRATOR

Federated Administrative Services Company(FAS), a subsidiary of
Federated, provides administrative personnel and services
(including certain legal and financial reporting services)
necessary to operate the Fund. FAS provides these at the
following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum                Average Aggregate
Administrative Fee     Daily
                       Net Assets of the
                       Federated Funds
0.150 of 1%            on the first $5
                       billion
0.125 of 1%            on the next $5 billion
0.100 of 1%            on the next $10
                       billion
0.075 of 1%            on assets in excess
                       over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
-------------------------------------------------------------------


FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is
custodian for the securities and cash of the Fund. Foreign
instruments purchased by the Fund are held by foreign banks
participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records.
The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditors for the Fund, Ernst & Young LLP,
conducts its audits in accordance with auditing standards
generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial
highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended       2004             2003        2002
February 28 or 29
Advisory Fee Earned      $4,410,909       $4,017,329  $4,199,583
Advisory Fee             858,722          875,948
Reduction                                             1,142,111
Advisory Fee             2,410            3,956        3,329
Reimbursement
Brokerage                6,791            571          0
Commissions
Administrative Fee       444,241          402,804      421,458
Shareholder Services     1,176,242        --           --
Fee

-------------------------------------------------------------------

HOW DOES THE FUND MEASURE  PERFORMANCE?

The Fund may advertise Share performance by using the SEC's
standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance
information.

The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or
differences in the Fund's or any class of Shares'' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily.
Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year and ten-year periods ended February 29, 2004.

Yield is given for the 30-day period ended February 29, 2004.

                    30-Day       1 Year   5      10
                    Period                Years  Years
Fund:
Total Return
  Before Taxes      N/A          20.68%   2.09%  5.17%
  After Taxes on    N/A          17.30%   (1.70)%1.34%
  Distributions
  After Taxes on    N/A          15.55%   (0.61)%1.98%
  Distributions
     and Sale of
  Shares
Yield               6.36%        N/A      N/A    N/A
-----------------------------------------------------------

-------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average
compounded rate of return for a given period that would equate a
$10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by
multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of
Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all
dividends and distributions.   Total returns after taxes are
calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net
investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using
semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the
SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for
shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|X|   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

|X|   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as  tax-deferred compounding, dollar-cost averaging and systematic  investment;

|X|   discussions of economic, financial and political
    developments and their impact on the securities market,
    including the portfolio manager's views on how such
    developments could impact the Fund; and

|X|   information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing
performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Credit Suisse First Boston High Yield Index
Credit Suisse First Boston High Yield Index serves as a benchmark to evaluate the performance of low quality bonds. Low quality is defined as those bonds in the range from BBB to CCC and defaults.
Morningstar receives and publishes this figure as a monthly total return.

Lehman Brothers Aggregate Bond Index
Lehman Brothers Aggregate Bond Index is an unmanaged index
composed of securities from the Lehman Brothers
Government/Corporate Bond Index, Mortgage-Backed Securities Index
and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

Lehman Brothers Government/Corporate (Total) Index
Lehman Brothers Government/Corporate (Total) Index is comprised of approximately 5,000 issues, which include: nonconvertible bonds publicly issued by the U.S. government or its agencies;
domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and
publicly issued, fixed rate, nonconvertible, Inc., the index calculates total returns for one-month, three-month,
twelve-month, and ten-year periods and year-to-date.

Lehman Brothers Government/Corporate (Long-Term) Index
Lehman Brothers Government/Corporate (Long-Term) Index is
composed of the same types of issues as defined above. However, the average maturity of the bonds included on this index
approximates 22 years.

Lehman Brothers High Yield Bond Index
Lehman Brothers High Yield Bond Index is an unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least one year to maturity.

Lehman Brothers Single B Rated Index
Lehman Brothers Single B Index is a proprietary unmanaged index of Single B rated securities.

Merrill Lynch 7-10 Year Treasury Index
Merrill Lynch 7-10 Year Treasury Index is an unmanaged
index tracking U.S. government securities with maturities between
7 and 9.99 years. Merrill Lynch, Pierce, Fenner & Smith, Inc produces the index.

Merrill Lynch 10-15 Year Treasury Index
Merrill Lynch 10-15 Year Treasury Index is an unmanaged
index tracking U.S. government securities with maturities between
10 and 14.99 years. Merrill Lynch, Pierce, Fenner & Smith, Inc produces the index.

Merrill Lynch High Yield Master Index
Merrill Lynch High Yield Master Index is an unmanaged index
comprised of publicly placed, nonconvertible, coupon-bearing domestic debt. Issues in the index are less than investment grade as rated by Standard & Poor's or Moody's Investors Service, and must not be in default. Issues have a term to maturity of at least one year. Merrill Lynch, Pierce, Fenner & Smith, Inc
produces the index.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "high current yield funds"
category in advertising and sales literature.

Salomon Brothers AAA-AA Corporates
Salomon Brothers AAA-AA Corporates calculates total returns of approximately 775 issues, which include long-term, high-grade domestic corporate taxable bonds, rated AAA-AA, with maturities of 12 years or more; it also includes companies in industry, public utilities, and finance.

Morningstar, Inc.
Morningstar, Inc., an independent rating service, is the
publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting   investor  needs  by  making
structured,  straightforward and consistent  investment  decisions.
Federated   investment  products  have  a  history  of  competitive
performance   and  have  gained  the  confidence  of  thousands  of
financial institutions and individual investors.

Federated's  disciplined  investment selection process is rooted in sound  methodologies  backed by fundamental and technical research.
At  Federated,  success in  investment  management  does not depend solely on the skill of a single portfolio  manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and
resources.   Federated's   investment  process  involves  teams  of
portfolio  managers and  analysts,  and  investment  decisions  are executed by traders who are  dedicated to specific  market  sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW


Municipal Funds
In the municipal sector,  as of December  31, 2002,2003,  Federated managed  14 bond funds with  approximately  $3.8  billion in assets and 22 money  market  funds  with  approximately  $23.0  billion in total  assets.  In  1976,  Federated  introduced  one of the  first municipal  bond mutual  funds in the industry and is now one of the largest  institutional  buyers of municipal  securities.  The Funds
may  quote   statistics  from   organizations   including  The  Tax
Foundation  and the  National  Taxpayers  Union  regarding  the tax obligations of Americans.

Equity Funds
In  the  equity   sector,   Federated  has  more  than  32  years''
experience.  As of  December   31,  2003,  Federated  managed  3736
equity  funds  totaling   approximately  $25.6  billion  in  assets
across  growth,  value,  equity  income,  international,  index and
sector   (i.e.   utility)   styles.    Federated's   value-oriented
management  style combines  quantitative  and qualitative  analysis and features a structured,  computer--assisted  composite  modeling system that was developed  in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December  31, 2003,  Federated managed  1011 money  market  funds and 94 bond  funds  with  assets
approximating   $61.7  billion  and  $3.4  billion,   respectively.
Federated's  corporate  bond decision  making--based  on intensive,
diligent  credit   analysis--is   backed  by  over  2930  years  of
experience  in  the  corporate  bond  sector.  In  1972,  Federated
introduced  one  of  the  first   high-yield   bond  funds  in  the
industry.  In 1983,  Federated  was one of the first fund  managers to  participate  in the asset backed  securities  market,  a market totaling more than $209  billion.

Government Funds
In the  government  sector,  as of December   31,  2003,  Federated
managed 7 mortgage  backed,  3 multi-sector  government  funds,  4 government/agency  and 19  government  money market  mutual  funds,
with assets  approximating  $4.9   billion,  $0.9   billion,  $2.9
billion  and  $56.2   billion,   respectively.   Federated   trades
approximately  $90.4   billion  in U.S.   government  and  mortgage
backed  securities daily and places  approximately  $35  billion in repurchase  agreements  each day.  Federated  introduced  the first
U.S.    government   fund  to  invest  in  U.S.    government  bond
securities  in  1969.  Federated  has  been a  major  force  in the short-  and  intermediate-term  government  markets  since 1982 and currently  manages  approximately  $50  billion in government funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first
institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December  31, 2003, Federated managed $136.2  billion in assets across 52 money market funds, including 19 government,
10 prime, 22 municipal and 1 euro-denominated with assets
approximating $56.2  billion, $59.4  billion, $20.6  billion and
$173.9  million, respectively.

The Chief  Investment  Officers  responsible  for  oversight of the various  investment  sectors within  Federated are: Global Equity -
Stephen F. Auth is  responsible  for  overseeing  the management of
Federated's  domestic and  international  equity  products;  Global
Fixed   Income  -  William  D.  Dawson  III  is   responsible   for
overseeing   the    management   of   Federated's    domestic   and
international fixed income and high yield products.

MUTUAL FUND MARKET
Forty-nine  percent  of  American  households  are  pursuing  their financial goals through mutual funds.  These investors,  as well as businesses  and  institutions,  have  entrusted over $86.2 trillion to  the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

FEDERATED CLIENTS OVERVIEW
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated  meets the  needs of  approximately  3,035  institutional clients  nationwide  by managing and  servicing  separate  accounts and  mutual  funds for a variety  of  purposes,  including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability    management.    Institutional   clients   include
corporations,     pension    funds,     tax    exempt     entities,
foundations/endowments,  insurance  companies,  and  investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more than  1,600  banks and trust  organizations.  Virtually all of the trust  divisions of the top 100  bank  holding  companies  use  Federated  funds  in  their clients'' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available  to  consumers   through   major
brokerage    firms    nationwide.    Federated   has   over   2,000
broker/dealer  and  bank  broker/dealer  relationships  across  the country--supported  by more  wholesalers than any other mutual fund distributor.  Federated's  service to financial  professionals  and
institutions   has  earned  it  high  ratings  in  several  surveys
performed  by DALBAR,  Inc.  DALBAR is  recognized  as the industry benchmark for service quality measurement.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended
February 29, 2004 are incorporated herein by reference to the
Annual Report to Shareholders of Federated High Yield Trust dated
February 29, 2004.


INVESTMENT RATINGS


Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial
commitments is considered strong. This capacity may,
nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest
investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a
possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or
financial alternatives may be available to allow financial
commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains.
Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility.
Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC'
rating indicates that default of some kind appears probable. 'C'
ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt
obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of
financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt
obligations. This will normally be evidenced by many of the
characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still
appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign
(+). This indicates that the obligor's capacity to meet its
financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more
susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating
categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of
financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial
commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.


ADDRESSES

FEDERATED HIGH YIELD TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

ITEM 23.   Exhibits:

           (a)  (i)       Conformed Copy of Restatement and
                          Amendment No. 3 to the Declaration of
                          Trust of the Registrant; (13)
                (ii)      Conformed Copy of Amendment No. 4 to the
                          Declaration of Trust of the Registrant;
                          (13)
           (b)  (i)       Copy of By-Laws of the Registrant; (8)
                (ii)      Copies of Amendments No. 1-3 to the
                          Bylaws of the Registrant; (8)
                (iii)     Copy of Amendment No. 4 to the Bylaws of
                          the Registrant; (11)
(iv)  Copies of Amendments No. 5-7 to the Bylaws of the Registrant; (12)
(v)   Copies of Amendments No. 8 to the Bylaws of the Registrant; (16)
(vi)  Copy of Amendment No. 9 to the Bylaws of the Registrant; +
           (c)            Copy of Specimen Certificate for Shares
                          of Beneficial Interest of the Registrant;
                          (8)
           (d)  (i)       Conformed Copy of Investment Advisory
                          Contract of the Registrant; (7)
                (ii)      Conformed Copy of Amendment to Investment
                          Advisory Contract between the Registrant
                          and the Adviser; (14)
           (e)  (i)       Conformed Copy of Distributor's Contract
                          of the Registrant; (7)
                (ii)      The Registrant hereby incorporates the
                          Conformed Copy of the specimen Mutual
                          Funds Sales and Service Agreement; Mutual
                          Funds Service Agreement; and Plan/Trustee
                          Mutual Funds Service Agreement from Item
                          24(b)(6) of the Cash Trust Series II
                          Registration Statement on Form N-1A,
                          filed with the Commission on July 24,
                          1995. (File Nos. 33-38550 and 811-6269.)
(iii) Conformed Copy of Amendment to Distributor's Contract between the
                          Registrant and Federated Securities
                          Corp.; (14)
(iv)  Conformed copy of Amendment to Distributor's Contract between the
                          Federated Funds and Federated Securities
                          Corp.; +
           (f)            Not applicable;
           (g)  (i)       Conformed Copy of Custodian Agreement of
                          the Registrant; (8)
                (ii)      Conformed Copy of Custodian Fee Schedule;
                          (11)
           (h)  (i)       Conformed Copy of Amended and Restated
                          Agreement for Fund Accounting Services,
                          Administrative Services, Shareholder
                          Transfer Agency Services and Custody
                          Services Procurement; (12)
                (ii)      The responses described in Item 23(e)(ii)
                          are hereby incorporated by reference.
(iii) The Registrant hereby incorporates by reference the Conformed Copy of the Shareholder Services Sub-Contract
                          between Fidelity and Federated
                          Shareholder Services from Item
                          24(b)(9)(iii) of the Federated GNMA Trust
                          Registration Statement on Form N-1A,
                          filed with the Commission on March 25,
                          1996.  (File Nos. 2-75670 and 811-3375)
(iv)  The Registrant hereby incorporates by reference the conformed copy of the Financial Administration and
                          Accounting Services Agreement from Item
                          23(h) of the Federated Limited Duration
                          Government Fund, Inc. Registration
                          Statement on Form N-1A, filed with the
                          Commission on April 28, 2004.  (File Nos.
                          33-41004 and 811 6307)
                (iv)      Conformed Copy of Amended and Restated
                          Shareholder Services Agreement; (11)
                (v)       The Registrant hereby incorporates the
                          conformed copy of the Second Amended and
                          Restated Services Agreement from Item
                          (h)(v) of the Investment Series Funds,
                          Inc. Registration Statement on Form N-1A,
                          filed with the Commission on January 23,
                          2002. (File Nos. 33-48847 and 811-07021).
                (vi)      Conformed Copy of Amendment to Agreement
                          for Fund Accounting Services,
                          Administrative Services, Transfer Agency
                          Services and Custody Services Procurement
                          between Federated Investment Companies
                          and Federated Services Company; (14)
           (i)            Conformed Copy of the Opinion of Counsel
                          as to the legality of the shares being
                          registered; (8)
           (j)  (i)       Conformed Copy of Consent of Independent
                          Auditors; +
                (ii)      Opinion and Consent of Counsel as to
                          Transfer of Organization Expenses; (8)
           (k)            Not applicable;
           (l)            Conformed Copy of Initial Capital
                          Understanding; (8)
           (m)            Not applicable;
           (n)            Not applicable;
           (o)  (i)       Conformed Copy of Power of Attorney of
                          the Registrant; (13)
                (ii)      Conformed Copy of Power of Attorney of
                          Chief Investment Officer of the
                          Registrant; (15)
           (p)            The Registrant hereby incorporates the
                          Conformed Copy of the Code of Ethics for
                          Access Persons from Item 23(p) of the
                          Money Market Obligations Trust
                          Registration Statement on Form N-1A filed
                          with the Commission on February 26, 2004.
                          (File Nos. 33-31602 and 811-6511).

_____________________________________
+     All exhibits have been filed electronically.

7.    Response  is   incorporated   by  reference  to   Registrant's
      Post-Effective  Amendment  No. 10 on Form N-1A filed  February
      20, 1990.  (File Nos. 2-91091 and 811-4018).
8.    Response  is   incorporated   by  reference  to   Registrant's
      Post-Effective  Amendment  No. 19 on Form N-1A filed April 21,
      1995.  (File Nos. 2-91091 and 811-4018).
11.   Response  is   incorporated   by  reference  to   Registrant's
      Post-Effective  Amendment  No. 24 on Form N-1A filed April 28,
      1998.  (File Nos. 2-91091 and 811-4018).
12.   Response  is   incorporated   by  reference  to   Registrant's
      Post-Effective  Amendment  No. 25 on Form N-1A filed  February
      26, 1999.  (File Nos. 2-91091 and 811-4018).
13.   Response   is    incorporated    by   reference   to    Registrant's
      Post-Effective  Amendment  No. 29 on Form N-1A filed April 26,
      2001.  (File Nos. 2-91091 and 811-4018).
14.   Response   is    incorporated    by   reference   to    Registrant's
      Post-Effective  Amendment  No. 31 on Form N-1A file with April
      29, 2002.  (File Nos. 2-91091 and 811-4018).
15.   Response   is    incorporated    by   reference   to    Registrant's
      Post-Effective  Amendment  No. 32 on Form N-1A filed April 30,
      2003.  (File Nos. 2-91091 and 811-4018).
16.   Response   is    incorporated    by   reference   to    Registrant's
      Post-Effective  Amendment  No. 33 on Form N-1A filed  February
      26, 2004.  (File Nos. 2-91091 and 811-4018).

Item 24.   Persons Controlled by or Under Common Control with the
           Fund:

           None.

Item 25.   Indemnification:  (1)

Item 26.   Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment
           adviser, see the section entitled "Who Manages the Fund?" in
           Part A. The affiliations with the Registrant of four of the
           Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
           Manages and Provides Services to the Fund?"  The remaining
           Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief
           Financial Officer, Federated Investors, Inc.), 1001 Liberty
           Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
           principal of the firm, Mark D. Olson & Company, L.L.C. and
           Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
           Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Vice Chairman:                            William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          Jonathan C. Conley
                                          Deborah A. Cunningham,
                                          Mark E. Durbiano
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Richard Tito

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          Lee R. Cunningham, II
                                          B. Anthony Delserone,Jr. Donald
T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          Gina Jacobs
                                          William R. Jamison
                                          Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Marian R. Marinack
                                          Kevin McCloskey
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Paolo H. Valle
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Hanan Callas
                                          Jerome Conner
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          Richard Cumberledge
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          James Grant
                                          Tracey L. Lusk
                                          Ann Manley
                                          Karl Mocharko
                                          Teri Lynn Moore
                                          Bob Nolte
                                          Rae Ann Rice
                                          Brian Ruffner
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes
                                          Mark Weiss

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretary:                      Jay S. Neuman

Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
           Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.   Principal Underwriters:

           (a)  Federated Securities Corp. the Distributor for
                shares of the Registrant, acts as principal
                underwriter for the following open-end investment
                companies, including the Registrant:

                Cash Trust Series, Inc.; Cash Trust Series II;
                Federated Adjustable Rate Securities Fund; Federated
                American Leaders Fund, Inc.; Federated Core Trust;
                Federated Core Trust II, L.P.; Federated Equity
                Funds; Federated Equity Income Fund, Inc.; Federated
                Fixed Income Securities, Inc.; Federated GNMA Trust;
                Federated Government Income Securities, Inc.;
                Federated High Income Bond Fund, Inc.; Federated
                High Yield Trust; Federated Income Securities Trust;
                Federated Income Trust; Federated Index Trust;
                Federated Institutional Trust; Federated Insurance
                Series; Federated International Series, Inc.;
                Federated Investment Series Funds, Inc.; Federated
                Limited Duration Government Fund, Inc.; Federated
                Managed Allocation Portfolios; Federated Municipal
                Opportunities Fund, Inc.; Federated Municipal
                Securities Fund, Inc.; Federated Municipal
                Securities Income Trust; Federated Premier
                Intermediate Municipal Income Fund; Federated
                Premier Municipal Income Fund; Federated Short-Term
                Municipal Trust; Federated Stock and Bond Fund,
                Inc.; Federated Stock Trust; Federated Total Return
                Government Bond Fund; Federated Total Return Series,
                Inc.; Federated U.S. Government Bond Fund; Federated
                U.S. Government Securities Fund: 1-3 Years;
                Federated U.S. Government Securities Fund: 2-5
                Years; Federated World Investment Series, Inc.;
                Intermediate Municipal Trust; Edward Jones Money
                Market Fund; Edward Jones Tax Free Money Market
                Fund; Money Market Obligations Trust; Regions Morgan
                Keegan Select Funds and SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Chairman:                 Richard B. Fisher    [Insert Title(s)]

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
                          Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Thomas E. Territ
                          Robert F. Tousignant
                          Paul Uhlman

Vice Presidents:          Irving Anderson
                          Dan Berry
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Brian Burke
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          James Conely
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Beth C. Dell
                          Robert J. Deuberry
                          Rick A. DiBernardo
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          James F. Getz, Jr.
                          Joseph D. Gibbons
                          J. Todd Glickson
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          William Kastrell
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Chris Milliken
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
                          Robert F. Phillips
                          Josh Rasmussen
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:                     Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Beth C. Dell
                          John T. Glickson
                          Brian F. Paluso
                          William Rose

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable

Item 28.   Location of Accounts and Records:

All  accounts  and  records  required  to be  maintained  by Section
31(a)  of  the  Investment  Company  Act of  1940  and  Rules  31a-1
through 31a-3  promulgated  thereunder  are maintained at one of the following locations:

Registrant                     Reed Smith LLP
                               Investment and Asset
                               Management Group (IMG)
                               Federated Investors Tower
                               12th Floor
                               1001 Liberty Avenue
                               Pittsburgh, PA 15222-3779
                               (Notices should be sent to the
                               Agent for Service at the above
                               address)

                               Federated Investors Funds
                               5800 Corporate Drive
                               Pittsburgh, PA  15237-7000

Federated Shareholder
Services Compnay               P.O. Box 8600
("Transfer Agent and           Boston, MA  02266-8600
Dividend Disbursing Agent")

Federated Services Company     Federated Investors Tower
("Administrator")              1001 Liberty Avenue
                               Pittsburgh, PA  15222-3779

Federated Investment           Federated Investors Tower
Management Company             1001 Liberty Avenue
("Adviser")                    Pittsburgh, PA  15222-3779

State Street Bank and Trust    P.O. Box 8600
Company                        Boston, MA  02266-8600
("Custodian")

Item 29.   Management Services: Not applicable.

Item 30.   Undertakings:

Registrant  hereby  undertakes  to  comply  with the  provisions  of
Section  16(c)  of the  1940  Act with  respect  to the  removal  of
Trustees  and  the  calling  of  special  shareholder   meetings  by
shareholders.

                             SIGNATURES

      Pursuant to the  requirements  of the  Securities  Act of 1933 and the Investment  Company Act of 1940, the  Registrant,  FEDERATED
HIGH YIELD TRUST,  certifies  that it meets all of the  requirements for  effectiveness  of the amendment to its  Registration  Statement pursuant to Rule  485(b)  under the  Securities  Act of 1933 and has duly caused  this  Amendment  to its  Registration  Statement  to be signed on its behalf by the  undersigned,  thereto duly  authorized, in the City of Pittsburgh and Commonwealth of  Pennsylvania,  on the
29th day of April, 2004.

                     FEDERATED HIGH YIELD TRUST

                     BY: /s/ Andrew P. Cross
                     Andrew P. Cross, Assistant Secretary
                     April  29, 2004

      Pursuant to the  requirements  of the  Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

           NAME                  TITLE            DATE

By:   /s/ Andrew P. Cross   Attorney In Fact April 29, 2004
      Andrew P. Cross       For the Persons
      ASSISTANT SECRETARY   Listed Below

John F. Donahue*                 Chairman and Trustee
                                 (Chief Executive Officer)

J. Christopher Donahue*          President and Trustee
                                 (Principal Executive Officer)

William D. Dawson III*           Chief Investment Officer

Richard J. Thomas*               Treasurer
                                 (Principal Financial Officer)

Thomas G. Bigley*                Trustee

John T. Conroy, Jr.*             Trustee

Nicholas P. Constantakis*        Trustee

John F. Cunningham*              Trustee

Lawrence D. Ellis, M.D.*         Trustee

Peter E. Madden*                 Trustee

Charles F. Mansfield, Jr.*       Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*               Trustee

John S. Walsh*                   Trustee

* By Power of Attorney